Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts Payable and Accrued Liabilities
26	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2019	December 31, 2018
	RMB	RMB
Trade payables	148,335	123,069
Salaries and welfare payable	10,169	10,189
Dividends payable by subsidiaries to non-controlling shareholders	389	355
Interest payable	4,719	2,978
Construction fee and equipment cost payables	111,767	123,602
Other (i)	52,935	39,655

	328,314	299,848

(i)	Other consists primarily of notes payables, insurance payable, etc.
The aging analysis of trade payables at December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
	RMB	RMB
Within 1 year	136,670	113,370
Between 1 and 2 years	5,472	5,049
Between 2 and 3 years	3,180	2,386
Over 3 years	3,013	2,264

	148,335	123,069